UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06170

Lebenthal Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 9011 Princeton, NJ		08543-9011
(Address of principal executive offices)		(Zip code)

Robert C. Doll Chief Executive Officer Lebenthal Funds, Inc. 800 Scudders Mill Road Plainsboro, NJ 08536 Mailing address: P.O. Box 9011 Princeton, NJ 08543-9011
(Name and address of agent for service)

Registrant's telephone number, including area code:		(609) 282-2800

Date of fiscal year end:	11/30/2006

Date of reporting period:	12/1/05 - 2/28/06

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face Amount		Value	Moody’s	Standard & Poor’s
MUNICIPAL BONDS (101.89%)
$3,000,000	Battery Park City Authority- New York Revenue,
	Refunding-Series A, 5.00%, due 11/01/24	$3,189,690	Aaa	AAA
1,000,000	Chautauqua, New York Tobacco Asset Securitization
	Corporation, 6.75%, due 07/01/40	1,073,500	NR	NR
880,000	East Williston, New York Union Free School
	District-Series A, 5.00%, due 06/15/18	942,480	Aa2	NR
4,000,000	Erie County, New York Tobacco Asset Securitization
	Corporation-Series A, 6.25%, Prerefunded to
	07/15/10, due 07/15/40	4,459,720	Ba1	AAA
3,250,000	Essex County, New York Industrial Development
	Agency Civic Facility (Moses Ludington Nursing
	Home), (FHA Insured), 6.375%, due 02/01/50	3,575,000	NR	AAA
1,000,000	Liberty New York Development Corporation Revenue,
	5.25%, due 10/01/35	1,132,650	Aa3	A+
5,000,000	Long Island Power Authority-New York Electrical
	Systems Revenue-Series A (FSA Insured), 5.00%,
	due 09/01/27	5,192,400	Aaa	AAA
4,000,000	Metropolitan Transportation Authority New
	York-Series A (FGIC Insured), 5.00%, due 11/15/25	4,243,120	Aaa	AAA
1,000,000	Monroe County, New York Industrial Development
	Agency (Southview Towers Project), (SONYMA-HUD
	Insured), Subject to AMT, 6.25%, due 02/01/31	1,086,090	Aa1	NR
5,000,000	Monroe County, New York Tobacco Asset
	Securitization Corporation, 6.375%, Prerefunded to
	06/01/10, due 06/01/35	5,611,800	Aaa	AAA
2,600,000	Nassau County, New York Interim Finance
	Authority-Series B, (AMBAC Insured), 5.00%, due
	11/15/18	2,792,374	Aaa	AAA
1,350,000	New York City Housing Development Corporation,
	(LOC-Commerce Bank N.A.), 2.99%, due 03/01/06, (a)	1,350,000	NR	A-1+
1,000,000	New York City Housing Development Corporation
	(Multifamily Housing)-Series E, (SONYMA Insured),
	6.25%, due 05/01/36	1,066,770	Aa2	AA
210,000	New York City Municipal Water Finance-Series D,
	(AMBAC Insured), 5.00%, due 06/15/39	220,563	Aaa	AAA
2,600,000	New York City Transitional Finance Authority,
	Future Tax Secured - Series B, 5.00%, due 08/01/23	2,748,408	Aa1	AAA
700,000	New York City Transitional Finance Authority,
	Future Tax Secured - Series C, 5.00%, due 08/01/24	733,635	Aa1	AAA
420,000	New York City Transitional Finance
	Authority-Series B, 5.50%, due 02/01/17	456,851	Aa1	AAA

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face Amount		Value	Moody’s	Standard & Poor’s
MUNICIPAL BONDS (Continued)
$425,000	New York City Transitional Finance
	Authority-Series C, 5.375%, due 02/01/18	$459,323	Aa1	AAA
700,000	New York City, New York, (MBIA Insured), 2.92%,
	due 03/01/06, (a)	700,000	VMIG1	A-1+
1,965,000	New York City, New York-Series D, (FSA-CR
	Insured), 5.125%, due 08/01/18	2,091,507	Aaa	AAA
1,550,000	New York Counties Tobacco Trust I, 6.50%,
	Prerefunded to 06/01/10, due 06/01/35	1,743,983	Aaa	AAA
750,000	New York Counties Tobacco Trust I, 6.50%, due
	06/01/35	798,975	Ba1	BBB
1,010,000	New York Counties Tobacco Trust I, 6.625%,
	Prerefunded to 06/01/10, due 06/01/42	1,141,350	Aaa	AAA
490,000	New York Counties Tobacco Trust I, 6.625%, due
	06/01/42	526,270	Ba1	BBB
990,000	New York State Dormitory Authority, (Fordham
	University) , (FGIC Insured), 5.00%, Prerefunded
	to 07/01/12, due 07/01/22	1,069,081	NR	AAA
670,000	New York State Dormitory Authority, (Fordham
	University) , (FGIC Insured), 5.00%, due 07/01/22	710,636	NR	AAA
1,680,000	New York State Dormitory Authority (Columbia
	University)-Series B, 5.00%, due 07/01/21	1,783,824	Aaa	AAA
1,800,000	New York State Dormitory Authority (Columbia
	University)-Series B, 5.00%, due 07/01/23	1,911,240	Aaa	AAA
2,000,000	New York State Dormitory Authority (Court
	Facilities)-Series A, 5.375%, Prerefunded to
	05/15/13, due 05/15/23	2,216,300	A2	A+
2,285,000	New York State Dormitory Authority (Master Board
	of Cooperative Education Program), (FSA Insured),
	5.00%, due 08/15/23	2,422,397	Aaa	AAA
2,500,000	New York State Dormitory Authority (New York State
	University)-Series A, (FGIC Insured), 5.125%,
	Prerefunded to 05/15/12, due 05/15/31	2,734,125	Aaa	AAA
1,205,000	New York State Dormitory Authority (New York
	University)-Series 1, (AMBAC Insured), 5.50%, due
	07/01/19	1,394,462	Aaa	AAA
1,000,000	New York State Dormitory Authority (New York
	University)-Series 1, (AMBAC Insured), 5.50%, due
	07/01/22	1,170,720	Aaa	AAA
1,000,000	New York State Dormitory Authority (Nursing
	Home-Menorah Campus), (FHA Insured), 6.10%, due
	02/01/37	1,041,270	NR	AAA

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face Amount		Value	Moody’s	Standard & Poor’s
MUNICIPAL BONDS (Continued)
$250,000	New York State Dormitory Authority (Rochester
	University)-Series A, 5.25%, due 07/01/23	$269,940	A1	A+
200,000	New York State Dormitory Authority (Rochester
	University)-Series A, 5.25%, due 07/01/24	215,440	A1	A+
715,000	New York State Dormitory Authority-Series B, (FHA
	Insured), 6.65%, due 08/15/30	824,610	Aa2	AAA
5,525,000	New York State Energy Research & Development
	Authority-Pollution Control Revenue, (AMBAC
	Insured), 5.15%, due 11/01/25	5,828,101	Aaa	AAA
985,000	New York State Environmental Facilities
	Corporation, Personal Income Tax- Series A, (FGIC
	Insured), 5.00%, due 01/01/23	1,044,602	Aaa	AAA
500,000	New York State Power Authority-Series A, 5.00%,
	due 11/15/19	534,960	Aa2	AA-
2,980,000	New York State Thruway Authority (General
	Revenue)-Series E, 5.00%, due 01/01/25	3,051,401	Aa3	AA-
2,190,000	New York State Thruway Authority (Highway and
	Bridge)-Series C, (AMBAC Insured), 5.00%, due
	04/01/20	2,331,386	Aaa	AAA
1,000,000	New York State Urban Development Corporation,
	Subordinated Lien Corporation Purpose- Series A,
	5.125%, due 07/01/20	1,069,560	A2	A
1,520,000	New York State Urban Development Corporation,
	Subordinated Lien Corporation Purpose-Series A,
	5.125%, due 07/01/21	1,623,512	A2	A
3,800,000	New York State Urban Development Corporation
	(Correctional Facilities), (FSA Insured), 5.25%,
	Prerefunded to 01/01/11, due 01/01/30	4,093,626	Aaa	AAA
1,000,000	Niagara County, Tobacco Asset Securitization
	Corporation, 6.25%, due 05/15/40	1,055,390	Ba1	NR
1,000,000	Port Authority New York & New Jersey,
	Consolidated-132nd Series, 5.00%, due 09/01/25	1,054,410	A1	AA-
3,000,000	Sales Tax Asset Receivable Corp., New York-Series
	A, (AMBAC Insured), 5.00%, due 10/15/29	3,181,020	Aaa	AAA
1,000,000	Sales Tax Asset Receivable Corp., New York-Series
	A, (AMBAC Insured), 5.25%, due 10/15/27	1,085,860	Aaa	AAA
2,400,000	Triborough, New York State Bridge & Tunnel
	Authority, (MBIA Insured), 5.25%, due 11/15/23	2,594,472	Aaa	AAA
1,485,000	Triborough, New York State Bridge & Tunnel
	Authority-Series A, 5.00%, Prerefunded to
	01/01/12, due 01/01/32	1,596,820	Aa2	AA-

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face Amount		Value	Moody’s	Standard & Poor’s
MUNICIPAL BONDS (Concluded)
$2,000,000	Triborough, New York State Bridge & Tunnel
	Authority-Series B, 5.00%, due 11/15/27	$2,086,700	Aa2	AA-
1,000,000	Triborough, New York State Bridge & Tunnel
	Authority-Series B, 5.125%, due 11/15/29	1,066,460	Aa2	AA-
885,000	Westchester County, New York Health Care
	Corporation-Series B, (County Guaranteed), 5.25%,
	due 11/01/17	941,507	Aaa	AAA
	Total Municipal Bonds (Cost $93,634,332)	99,340,291

U.S. GOVERNMENT & AGENCY OBLIGATION (0.51%)

500,000	United States Treasury Bill, 4.35%, due 03/30/06	498,248	Aaa	AAA

	Total U.S. Government & Agency Obligation (Cost $498,248)	498,248

	Total Investments (102.40%) (Cost $94,132,580)+	99,838,539
	Liabilities in Excess of Cash and Other Assets (-2.40%)	(2,337,278)
	NET ASSETS (100.00%)	$97,501,261

†	Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $5,709,060 and $3,101 respectively, resulting in net unrealized appreciation of $5,705,959.

(a)	Variable rate security. The stated rate represents the rate at February 28, 2006. The date shown is next reset date.

Key
AMBAC	Ambac Indemnity Corporation
AMT	Alternative Minimum Tax
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
HUD	Department of Housing and Urban Development
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
NR	Not Rated
SONYMA	State of New York Mortgage Agency

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face				Standard
Amount		Value	Moody’s	& Poor’s
MUNICIPAL BONDS (104.32%)
$415,000	Branchburg, New Jersey Board of Education, (FGIC
	Insured), 5.00%, due 07/15/21	$438,161	Aaa	AAA
350,000	Delaware River Port Authority, Refunding Port
	District Project Series A, (FSA Insured), 5.20%,
	due 01/01/27	371,294	Aaa	AAA
500,000	Freehold Township, New Jersey Board of Education
	(MBIA Insured), 5.00%, Prerefunded to 02/15/11,
	due 02/15/22	526,325	Aaa	AAA
250,000	Gloucester County, New Jersey Improvement
	Authority-Series A, (MBIA Insured), 5.00%, due
	07/15/23	265,485	Aaa	AAA
200,000	Middlesex County, New Jersey Import Authority,
	(MBIA Insured), 5.00%, due 08/01/22	210,628	Aaa	AAA
115,000	Morris County, New Jersey Improvement Authority,
	School Improvement, (County Guaranteed), 5.00%,
	due 08/15/16	123,809	Aaa	NR
200,000	New Jersey Economic Development Authority,
	Cigarette Tax, 5.75%, due 06/15/29	213,284	Baa2	BBB
50,000	New Jersey Economic Development Authority, Heath
	VLG-96 Project, (LOC-First Union National Bank),
	6.00%, due 05/01/16, *	50,651	NR	AA-
25,000	New Jersey Economic Development Authority, Heath
	VLJ-96 Project, (LOC-First Union National Bank),
	6.00%, Prerefunded to 05/01/06, due 05/01/16, *	25,359	NR	AA-
100,000	New Jersey Economic Development Authority, New
	Jersey American Water Co. Project A, (FGIC
	Insured), Subject to AMT, 6.875%, due 11/01/34	101,296	Aaa	AAA
100,000	New Jersey Economic Development Authority, Public
	Service Electric & Gas Company Project, (MBIA
	Insured), Subject to AMT, 6.40%, due 05/01/32	101,797	Aaa	AAA
150,000	New Jersey Economic Development Authority,
	Refunding- Burlington Coat Factory, (LOC- First
	Union National Bank), 6.125%, due 09/01/10	150,141	Aa3	NR
125,000	New Jersey Health Care Facilities Financing
	Authority, General Hospital Center at Passaic,
	(FSA Insured), 6.75%, due 07/01/19	154,296	Aaa	AAA
100,000	New Jersey Health Care Facilities Financing
	Authority, Hunterdon Medical Center-Series A,
	5.125%, due 07/01/35	102,643	NR	A-
150,000	New Jersey Health Care Facilities Financing
	Authority, Robert Wood Johnson University
	Hospital, 5.75%, due 07/01/25	159,743	A2	A-

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face				Standard
Amount		Value	Moody’s	& Poor’s
MUNICIPAL BONDS (Continued)
$150,000	New Jersey Health Care Facilities Financing
	Authority, Saint Joseph’s Hospital & Medical
	Center, (Connie Lee Insured), 6.00%, due 07/01/26	$154,203	NR	AAA
200,000	New Jersey Sports & Exposition Authority-Series C,
	(MBIA Insured), 3.12%, due 03/02/06, (a)	200,000	VMIG1	A1
250,000	New Jersey State Educational Facilities Authority,
	Kean University-Series D, (FGIC Insured), 5.25%,
	due 07/01/23	270,192	Aaa	AAA
500,000	New Jersey State Educational Facilities Authority,
	Montclair State University-Series F, (FGIC
	Insured), 5.00%, due 07/01/31	517,725	Aaa	AAA
100,000	New Jersey State Educational Facilities Authority,
	Rowan University-Series C, (FGIC Insured), 5.00%,
	due 07/01/31	104,125	Aaa	AAA
20,000	New Jersey State Higher Education Assistance
	Authority, Student Loan-Series A, (AMBAC Insured),
	Subject to AMT, 5.30%, due 06/01/17	20,237	NR	AAA
100,000	New Jersey State Housing & Mortgage Finance
	Agency, Multi-Family Housing Revenue Bond-Series
	A, (AMBAC Insured), Subject to AMT, 6.25%, due
	05/01/28	102,216	Aaa	AAA
300,000	New Jersey State Housing & Mortgage Finance
	Agency, Multi-Family Housing Revenue Bond-Series
	B, (FSA Insured), 6.15%, due 11/01/20	317,565	Aaa	AAA
400,000	New Jersey State Turnpike Authority, Highway
	Improvement-Series A, (FGIC Insured), 5.00%, due
	01/01/19	426,784	Aaa	AAA
400,000	Old Bridge, New Jersey Board of Education, (MBIA
	Insured), 5.00%, due 07/15/30	415,444	Aaa	AAA
100,000	Port Authority of New York & New Jersey, 2.98%,
	due 03/01/06, (a)	100,000	VMIG1	A-1+
70,000	Puerto Rico Housing Bank & Finance Agency, Single
	Family Mortgage, Affordable Housing Mortgage-
	Portfolio I, (GNMA/FNMA/FHLMC Insured), Subject to
	AMT, 6.25%, due 04/01/29	70,818	Aaa	AAA
250,000	Tobacco Settlement Financing Corporation, New
	Jersey, 7.00%, due 06/01/41	285,983	Baa3	BBB
500,000	Union County, New Jersey Improvement Authority,
	Madison Redevelopment Project, (FSA Insured),
	5.00%, due 03/01/25	529,735	Aa1	NR

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face				Standard
Amount		Value	Moody’s	& Poor’s
MUNICIPAL BONDS (Concluded)
$250,000	University Medicine & Dentistry, New Jersey,
	(AMBAC Insured), 5.00%, due 04/15/22	$265,190	Aaa	AAA
250,000	University Medicine & Dentistry, New Jersey-Series
	A, (AMBAC Insured), 5.125%, due 12/01/22	267,443	Aaa	AAA
100,000	University Puerto Rico Revenue-Series O, (MBIA
	Insured), 5.375%, due 06/01/30	101,047	Aaa	AAA
	Total Municipal Bonds (Cost $6,811,792)	7,143,619

	Total Investments (104.32%) (Cost $6,811,792)+	7,143,619
	Liabilities in Excess of Cash and Other Assets (-4.32%)	(296,026)
	NET ASSETS (100.00%)	$6,847,593

†	Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation based on cost for federal income tax purposes is $331,827.

(a)	Variable rate security. The stated rate represents the rate at February 28, 2006. The date shown is next reset date.

*	Restricted security subject to restrictions on resale under federal securities laws. Securities represent 1.11% of net assets.

Key
AMBAC	Ambac Indemnity Corporation
AMT	Alternative Minimum Tax
Connie Lee	College Construction Loan Insurance Association
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
NR	Not Rated

LEBENTHAL TAXABLE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face				Standard
Amount		Value	Moody’s	& Poor’s
MUNICIPAL BONDS (90.64%)
$350,000	Allen County, Indiana War Memorial Coliseum
	Additions Building Corporation-Series B, (AMBAC
	Insured), 6.875%, due 11/01/25	$376,432	Aaa	NR
300,000	Bridgeport, Connecticut Taxable Pension Bonds,
	General Obligation, (FGIC Insured), 7.64%, due
	01/15/30	380,958	Aaa	AAA
150,000	Connecticut State Health & Educational Facilities
	Authority, Maefair Health Care, 9.20%, due
	11/01/24	204,862	Aa3	AA
150,000	Connecticut State Health & Educational Facilities
	Authority, Shady Knoll Center, 8.90%, due 11/01/24	204,120	Aa3	AA
250,000	Cuyahoga County, Ohio Economic Development,
	Gateway Arena Project- Series A, 8.625%, due
	06/01/22	312,493	Aa2	NR
300,000	Dallas, Texas, Taxable Pension - Series A, 5.195%,
	due 02/15/35	302,511	Aa1	AA+
225,000	Detroit, Michigan Downtown Development Authority
	Tax Increment Revenue, Taxable-Development Area
	No.1 Project-B, (MBIA Insured), 6.68%, due
	07/01/28	262,195	Aaa	AAA
250,000	Fresno County, California Pension Obligation,
	(FGIC Insured), 6.67%, due 08/15/18	277,690	Aaa	AAA
425,000	Harrisburg, Pennsylvania, Resource Recovery
	Facilities Authority-Series B, (FSA Insured),
	8.05%, Prerefunded to 09/01/10, due 09/01/25	482,311	Aaa	AAA
265,000	Kern County, California Pension Obligation, (MBIA
	Insured), 7.26%, due 08/15/14	297,542	Aaa	AAA
400,000	Los Angeles, California Certificates of
	Participation, Real Property-AK, 7.25%, due
	04/01/29	410,188	A2	NR
200,000	Los Angeles, California Community Redevelopment
	Agency, Monterey-Series D, (FSA Insured), 6.60%,
	due 09/01/20	214,664	Aaa	AAA
100,000	Maryland State Transportation Authority Limited,
	Baltimore- Washington International, (MBIA
	Insured), 6.48%, due 07/01/22	110,494	Aaa	NR
200,000	Michigan State Housing Development
	Authority-Series A, (AMBAC Insured), 8.30%, due
	11/01/15	233,918	Aaa	AAA
250,000	New Jersey Economic Development Authority, State
	Pension Funding, Revenue-Series B (FSA Insured),
	0.01%, due 02/15/21, **	114,938	Aaa	AAA

LEBENTHAL TAXABLE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2006 (Unaudited)

			Ratings
Face				Standard
Amount		Value	Moody’s	& Poor’s
MUNICIPAL BONDS (Concluded)
$10,000	New Jersey State Turnpike Authority, Turnpike
	Revenue, -Taxable Series B, (AMBAC Insured),
	4.252%, Prerefunded to 1/01/15, due 01/01/16	$9,448	Aaa	AAA
300,000	Oregon School Boards Association,
	Taxable-Pension-Series B, (FGIC Insured), 5.55%,
	due 06/30/28	309,219	Aaa	AAA
300,000	Richland Lexington, South Carolina Airport
	District, Columbia Metropolitan Airport-Series B,
	(FSA Insured), 6.59%, due 01/01/17	325,575	Aaa	AAA
300,000	Rosemont, Illinois Tax Increment Project 5, (FGIC
	Insured), 6.95%, due 12/01/20	327,288	Aaa	AAA
225,000	Sacramento County, California-Series A, (MBIA
	Insured), 7.68%, due 08/15/21	278,793	Aaa	AAA
275,185	Tobacco Settlement Funding Corporation, Louisiana
	Revenue-Series 2001A, 6.36%, due 05/15/25	276,258	Baa3	BBB
250,000	University of New Mexico, Certificates of
	Participation, (MBIA Insured), 8.00%, due 06/30/25	276,125	Aaa	AAA
	Total Municipal Bonds (Cost $5,322,943)	5,988,022

U.S. GOVERNMENT & AGENCY OBLIGATION (7.54%)
500,000	United States Treasury Bill, 4.35%, due 03/30/06	498,248	Aaa	AAA
	Total U.S. Government & Agency Obligation (Cost 498,248)	498,248

COMMERCIAL PAPER (11.35%)
250,000	American Express Finance Corporation, 4.44%, due
	03/01/06	250,000
250,000	American General Finance Corporation, 4.47%, due
	03/01/06	250,000
250,000	General Electric Capital Corporation, 4.46%, due
	03/01/06	250,000
	Total Commercial Paper (Cost $750,000)	750,000

	Total Investments (109.53%) (Cost $6,571,191)+	7,236,270
	Liabilities in Excess of Cash and Other Assets (-9.53%)	(629,761)
	NET ASSETS (100.00%)	$6,606,509

†	Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $668,829 and
$3,750 respectively, resulting in net unrealized appreciation of $665,079.

**	Zero Coupon Bond.

Key
AMBAC	Ambac Indemnity Corporation
FGIC	Financial Guaranty Insurance Corporation
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association
NR	Not Rated

Item 2 - Controls and Procedures

2(a) -           The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) -          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.

By:           /s/ Robert C. Doll, Jr.
Robert C. Doll, Jr.
Chief Executive Officer
Lebenthal Funds, Inc.

Date: 4/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Robert C. Doll, Jr.
Robert C. Doll, Jr.
Chief Executive Officer
Lebenthal Funds, Inc.

Date: 4/28/06

By:           /s/ Donald C. Burke
Donald C. Burke
Chief Financial Officer
Lebenthal Funds, Inc.

Date: 4/28/06